Commitments and Contingencies - Schedule of Maturity of Leases (Details) - Dec. 31, 2018 $ in Thousands, $ in Thousands		CAD ($)	USD ($)
Statement Line Items [Line Items]
Total in Canadian dollars	[1]	$ 1,284
U.S. $ [Member]
Statement Line Items [Line Items]
Total			$ 941
Anchorage Office Lease [Member] | U.S. $ [Member]
Statement Line Items [Line Items]
Total	[2]		765
Pebble Project Site Leases [Member]
Statement Line Items [Line Items]
Total	[3]	176
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Total in Canadian dollars	[1]	494
Less Than 1 Year [Member] | U.S. $ [Member]
Statement Line Items [Line Items]
Total			362
Less Than 1 Year [Member] | Anchorage Office Lease [Member] | U.S. $ [Member]
Statement Line Items [Line Items]
Total	[2]		186
Less Than 1 Year [Member] | Pebble Project Site Leases [Member]
Statement Line Items [Line Items]
Total	[3]	176
Between 1 and 5 Years [Member]
Statement Line Items [Line Items]
Total in Canadian dollars	[1]	790
Between 1 and 5 Years [Member] | U.S. $ [Member]
Statement Line Items [Line Items]
Total			579
Between 1 and 5 Years [Member] | Anchorage Office Lease [Member] | U.S. $ [Member]
Statement Line Items [Line Items]
Total	[2]		579
Between 1 and 5 Years [Member] | Pebble Project Site Leases [Member]
Statement Line Items [Line Items]
Total	[3]
Later Than 5 Years [Member]
Statement Line Items [Line Items]
Total in Canadian dollars	[1]
Later Than 5 Years [Member] | U.S. $ [Member]
Statement Line Items [Line Items]
Total
Later Than 5 Years [Member] | Anchorage Office Lease [Member] | U.S. $ [Member]
Statement Line Items [Line Items]
Total	[2]
Later Than 5 Years [Member] | Pebble Project Site Leases [Member]
Statement Line Items [Line Items]
Total	[3]

[1]	Converted at the Wall Street Journal closing rate of $1.3641 per US$1 on December 31, 2018.
[2]	Lease which expires November 30, 2022.
[3]	The Group leases two hangars at site and a yard lease for core storage. The core yard lease and one hanger lease expire June 30 and July 1, 2019, respectively and the other hanger lease expires May 1, 2019.